COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Capital Commitments		$ 156	$ 323
Grant contingencies maximum amount payable		3,130	2,834
Forgiveness amount		4,520
Contingent liability		2,905
Unforgiven loans amount		2,905
Paycheck Protection Program Loan [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Forgiveness amount	$ 244	1,615
Darnick Company [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contribution for tax audit settlement			$ 1,231
Increase in settlement amount due to depreciation		1,316
Repayments of borrowings		$ 177